Consolidated Statement of Stockholders' Deficit Unaudited - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 1	$ 883	$ 5,276	$ 2,464,519	$ (1,000)	$ 52,213,244	$ 1,207,006	$ (1,627,086)	$ (71,259,677)	$ (16,996,834)
Beginning balance, shares at Dec. 31, 2024	100	88,235	52,759,788	12,727,778
Treasury stock outstanding, beginning balance at Dec. 31, 2024					500
Common stock issued for cash, net of fees			$ 633			438,737				439,370
Common stock issued for cash, net of fees, shares			6,325,093
Conversion of convertible debt into common stock
Issuance of common stock for legal settlement
Issuance of common stock for legal settlement, shares			1,250,000	(1,250,000)
Common Stock to be issued
Foreign currency adjustment								(395,675)		(395,675)
Common stock issued for cash
Common stock issued corrections			$ 110	$ (110)
Common stock issued corrections, shares			1,096,350	(600,000)
Net Income (loss)							(3,554)		(266,790)	(270,344)
Ending balance, value at Mar. 31, 2025	$ 1	$ 883	$ 6,018	$ 2,464,410	$ (1,000)	52,651,982	1,203,452	(2,022,761)	(71,526,469)	(17,223,485)
Ending balance, shares at Mar. 31, 2025	100	88,235	61,431,231	10,877,778
Treasury stock outstanding, ending balance at Mar. 31, 2025					500
Beginning balance, value at Dec. 31, 2025	$ 1	$ 883	$ 9,090	$ 1,950,123	$ (1,000)	53,898,122	1,248,238	(2,399,122)	(74,226,493)	$ (19,520,159)
Beginning balance, shares at Dec. 31, 2025	100	88,235	90,904,606	2,125,069
Treasury stock outstanding, beginning balance at Dec. 31, 2025					500					500
Common stock issued for cash, net of fees			$ 586			133,305				$ 133,891
Common stock issued for cash, net of fees, shares			10,980,905
Conversion of convertible debt into common stock			$ 884			65,898				66,782
Conversion of convertible debt into common stock, shares			8,833,636
Issuance of common stock for legal settlement			$ 447	$ (69,205)		68,758
Issuance of common stock for legal settlement, shares			4,472,461	(4,472,461)
Common Stock to be issued
Foreign currency adjustment								219,229		219,229
Common stock issued corrections
Common stock issued corrections, shares				441,263,154
Net Income (loss)							(1,193)		(244,765)	(245,958)
Ending balance, value at Mar. 31, 2026	$ 1	$ 883	$ 11,007	$ 1,880,918	$ (1,000)	$ 54,166,083	$ 1,247,045	$ (2,179,893)	$ (74,471,258)	$ (19,346,214)
Ending balance, shares at Mar. 31, 2026	100	88,235	115,191,608	438,915,762
Treasury stock outstanding, ending balance at Mar. 31, 2026					500					500